ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

8.	ACCRUED LIABILITIES

The following table sets forth the components of the Company’s accrued liabilities at September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020

Executive and employee compensation	$380,158	$1,642,959
Interest on convertible notes and promissory notes	27,562	135,980
Other accrued expenses and liabilities	618	15,293
Total accrued liabilities	$408,338	$1,794,232